Stock-Based Compensation - Schedule of Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Balance	61,594
Weighted Average Grant Date Fair Value, Balance	$ 8.6
Number of RSUs, Balance	150,848	61,594
Weighted Average Grant Date Fair Value, Balance	$ 7.48	$ 8.6
Number of RSUs, Granted	89,254	61,594
Weighted Average Grant Date Fair Value, Granted	$ 6.7	$ 8.6
Number of RSUs, Vested	89,254	61,594
Weighted Average Grant Date Fair Value, Vested	$ 6.7	$ 8.6
Number of RSUs, Vested and converted to shares
Weighted Average Grant Date Fair Value, Vested and converted to shares
Number of RSUs, Forfeited or cancelled
Weighted Average Grant Date Fair Value, Forfeited or cancelled